Authorised and issued share capital (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Authorised and Issued Share Capital

	Equity ordinary shares	Nominal value £m
Authorised
At 1 January 2017	1,750,000,000	175.0
At 31 December 2017	1,750,000,000	175.0
At 31 December 2018	1,750,000,000	175.0
At 31 December 2019	1,750,000,000	175.0

Issued and fully paid
At 1 January 2017	1,331,880,730	133.2
Exercise of share options	630,822	0.1
At 31 December 2017	1,332,511,552	133.3
Exercise of share options	166,675	-
At 31 December 2018	1,332,678,227	133.3
Exercise of share options	75,625	-
Share cancellations	(4,586,039)	(0.5)
At 31 December 2019	1,328,167,813	132.8

Movements and Weighted-average Exercise Price for Options Granted
Movements on options granted (represented in ordinary shares)

	1 January 2019	Granted	Exercised	Lapsed	Outstanding 31 December 2019	Exercisable 31 December 2019
WPP	6,741	–	–	–	6,741	6,741
WWOP	5,520,774	–	(71,475)	(747,375)	4,701,924	4,701,924
WSOP	18,691,100	4,615,000	(4,150)	(2,904,800)	20,397,150	5,249,075
	24,218,615	4,615,000	(75,625)	(3,652,175)	25,105,815	9,957,740

Weighted-average exercise price for options over

	1 January 2019	Granted	Exercised	Lapsed	Outstanding 31 December 2019	Exercisable 31 December 2019
Ordinary shares (£)
WPP	9.355	–	–	–	9.355	9.355
WWOP	12.290	–	6.888	12.027	12.421	12.421
WSOP	12.753	9.600	8.372	12.405	12.121	16.164
ADRs ($)
WWOP	95.453	–	47.388	91.622	96.744	96.744
WSOP	84.893	62.590	53.140	82.290	79.798	115.940

Range of Exercise Prices of Options
Options over ordinary shares
Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
6.268 – 17.055	12.171	90

Options over ADRs
Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
49.230 – 115.940	83.488	89

Weighted Average Fair Value of Options Granted and Weighted Average Assumptions
The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

	2019	2018	2017
Fair value of UK options (shares)	117.0p	107.0p	112.0p
Fair value of US options (ADRs)	$8.49	$8.09	$9.40
Weighted average assumptions:
UK Risk-free interest rate	0.57%	0.78%	0.57%
US Risk-free interest rate	1.61%	2.74%	2.05%
Expected life (months)	48	48	48
Expected volatility	24%	24%	17%
Dividend yield	3.8%	3.5%	2.9%

WPP Executive Share Option Scheme [member]
Statement [LineItems]
Options Granted
As at 31 December 2019, unexercised options over ordinary shares of 6,741 have been granted under the WPP Executive Share Option Scheme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
3,696	8.333	2015 - 2022
3,045	10.595	2016 - 2023

WPP Worldwide Share Ownership Program [member]
Statement [LineItems]
Options Granted
As at 31 December 2019, unexercised options over ordinary shares of 2,757,654 and unexercised options over ADRs of 388,854 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
82,650	6.268	2014 - 2021
36,500	6.268	2015 - 2021
53,150	7.113	2013 - 2020
25,750	7.113	2014 - 2020
194,079	8.458	2015 - 2022
43,000	13.145	2017 - 2021
1,739,050	13.145	2017 - 2024
4,375	13.145	2018 - 2024
564,975	13.505	2016 - 2023
14,125	13.505	2017 - 2023

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
24,550	49.230	2014 - 2021
16,530	56.560	2013 - 2020
39,184	67.490	2015 - 2022
166,655	102.670	2017 - 2024
141,935	110.760	2016 - 2023

WPP Share Option Plan 2015 [member]
Statement [LineItems]
Options Granted
As at 31 December 2019, unexercised options over ordinary shares of 13,413,425 and unexercised options over ADRs of 1,396,745 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
18,250	8.372	2021 - 2025
3,406,900	8.372	2021 - 2028
15,500	9.600	2022 - 2026
2,863,975	9.600	2022 - 2029
19,250	13.085	2020 - 2024
2,785,100	13.085	2020 - 2027
55,500	15.150	2018 - 2022
1,952,200	15.150	2018 - 2025
5,375	15.150	2019 - 2025
12,375	17.055	2019 - 2023
2,279,000	17.055	2019 - 2026

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
347,660	53.140	2021 - 2028
347,105	62.590	2022 - 2029
276,790	88.260	2020 - 2027
236,265	105.490	2020 - 2026
188,925	115.940	2018 - 2025